North Square Investments Trust

Supplement dated August 8, 2019 to the Prospectus
dated May 13, 2019, as supplemented (the “Prospectus”)

Disclosure Regarding the North Square Dynamic Small Cap Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund and North Square Oak Ridge Small Cap Growth Fund (the “Funds”)

Effective immediately, the performance information with respect to Class A shares in the “Average Annual Total Returns” table in each Fund’s “Summary Section” in the Prospectus (the “Original Performance Tables”) is deleted and replaced with the information with respect to Class A shares that appears under that Fund’s name below (the “New Performance Tables”). The New Performance Tables reflect the deduction of the maximum sales charge applicable to Class A shares for all periods. Inadvertently, the Original Performance Tables did not reflect the deduction of any applicable sales charges, resulting in overstated performance amounts for Class A shares for all periods. Accordingly, in the New Performance Tables below, the returns for Class A shares for all periods are lower than the returns that were previously disclosed in the Original Performance Tables.

Investors Should Retain This Supplement for Future Reference
NORTH SQUARE DYNAMIC SMALL CAP FUND
North Square Dynamic Small Cap Fund
Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
NORTH SQUARE DYNAMIC SMALL CAP FUND | CLASS A	Class A - Return Before Taxes	(14.72%)	5.76%	12.58%	11.80%	Nov. 01, 2008

NORTH SQUARE INTERNATIONAL SMALL CAP FUND
North Square International Small Cap Fund
Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
NORTH SQUARE INTERNATIONAL SMALL CAP FUND | CLASS A	Class A - Return Before Taxes	(29.41%)	0.90%	Dec. 01, 2015

NORTH SQUARE MULTI STRATEGY FUND
North Square Multi Strategy Fund
Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - NORTH SQUARE MULTI STRATEGY FUND - CLASS A	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Before Taxes	Class A - Return Before Taxes	(13.54%)	4.47%	10.15%	4.06%	Mar. 01, 1999
After Taxes on Distributions	Class A - Return After Taxes on Distributions	(20.54%)	2.72%	9.23%	3.46%	Mar. 01, 1999
After Taxes on Distributions and Sales	Class A - Return After Taxes on Distributions and Sale of Fund Shares	(2.57%)	3.58%	8.45%	3.31%	Mar. 01, 1999

NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND
North Square Oak Ridge Dividend Growth Fund
Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND | CLASS A	Class A - Return Before Taxes	(6.82%)	6.21%	8.13%	Jun. 28, 2013

NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND
North Square Oak Ridge Small Cap Growth Fund
Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND | CLASS A	Class A - Return Before Taxes	(11.98%)	1.17%	10.32%	9.08%	Jan. 03, 1994